Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CURRENT ASSETS:
Cash and cash equivalents	$ 317,366	$ 250,878	$ 95,707	$ 234,195
Other current assets	93,639	65,248
Total current assets	597,134	496,409
NON-CURRENT ASSETS:
Drillships options	0	24,756
Total assets	6,225,114	6,015,355
CURRENT LIABILITIES:
Financial instruments	39,537	40,727
Total current liabilities	505,665	427,557
NON CURRENT LIABILITIES
Long term debt, net of current portion	2,683,630	2,525,599
Total non-current liabilities	2,810,934	2,589,342
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and 2012, nil issued and outstanding at December 31, 2011 and 2012 respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2011 and 2012, 131,696,928 and 131,725,128 issued and outstanding at December 31, 2011 and 2012, respectively (Note 12)	1,317	1,317
Additional paid-in capital	3,489,018	3,469,924
Accumulated other comprehensive loss	(27,825)	(51,126)
Accumulated deficit	(553,995)	(421,659)
Total stockholders' equity	2,908,515	2,998,456	2,881,082	1,701,117
Total liabilities and stockholders' equity	6,225,114	6,015,355
Ocean Rig UDW Inc.
CURRENT ASSETS:
Cash and cash equivalents	954	1,303	51,290	0
Other current assets	434	17,021
Total current assets	1,388	18,324
NON-CURRENT ASSETS:
Drillships options	0	24,756
Investment in subsidiaries (eliminated in consolidation)	3,424,157	3,469,901
Total non-current assets	3,424,157	3,494,657
Total assets	3,425,545	3,512,981
CURRENT LIABILITIES:
Other current liabilities	14,488	24,826
Financial instruments	10,839	0
Total current liabilities	25,327	24,826
NON CURRENT LIABILITIES
Long term debt, net of current portion	491,703	489,699
Total non-current liabilities	491,703	489,699
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2011 and 2012, nil issued and outstanding at December 31, 2011 and 2012 respectively	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized, at December 31, 2011 and 2012, 131,696,928 and 131,725,128 issued and outstanding at December 31, 2011 and 2012, respectively (Note 12)	1,317	1,317
Additional paid-in capital	3,489,018	3,469,924
Accumulated other comprehensive loss	(27,825)	(51,126)
Accumulated deficit	(553,995)	(421,659)
Total stockholders' equity	2,908,515	2,998,456
Total liabilities and stockholders' equity	$ 3,425,545	$ 3,512,981